Annual Total Returns[BarChart] - ProShares Ultra High Yield - None	2012	2013	2014	2015	2016	2017	2018	2019
Total	22.77%	10.08%	2.37%	(10.94%)	26.55%	11.09%	(6.00%)	26.85%